Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Number of shares, Beginning balance	23,947	23,947	23,947
Shares issued	6,651	0	0
Issuance of share upon exercise of options			0
Number of shares, Ending balance	30,598	23,947	23,947
Share capital, Beginning balance	¥ 179,102	¥ 179,102	¥ 179,101
Shares issued	74,954	0	0
Issuance of share upon exercise of options			1
Share capital, Ending balance	¥ 254,056	¥ 179,102	¥ 179,102